Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
5. Inventories
Inventories were as follows:

	December 31,
	2015	2014
	(In thousands)
Refined products (1)	$201,928	$257,476
Crude oil and other raw materials	288,403	318,565
Lubricants	14,996	14,265
Retail store merchandise	42,211	38,931
Inventories	$547,538	$629,237

(1)	Includes $14.5 million and $18.2 million of inventory valued using the FIFO valuation method at December 31, 2015 and 2014, respectively.
As of December 31, 2015 and 2014, refined products valued under the LIFO method and crude oil and other raw materials totaled 10.0 million barrels and 9.3 million barrels, respectively. At December 31, 2015 and 2014, the excess of the current cost of our crude oil, refined product and other feedstock and blendstock inventories over LIFO cost was $198.4 million and $28.4 million, respectively. The non-cash impact of changes in our LIFO reserves decreased our cost of products sold for the years ended December 31, 2015 and 2014, by $170.0 million and $222.0 million, respectively, and increased our cost of products sold for the year ended December 31, 2013, by $65.4 million.
In order to state our inventories at market values that were lower than our LIFO costs, we reduced the carrying values of our inventory through non-cash LCM inventory adjustments of $175.1 million and $78.6 million at December 31, 2015 and 2014, respectively.
The net effect of inventory reductions that resulted in the liquidation of LIFO inventory levels are summarized in the table below:

	Year Ended December 31,
	2015	2014	2013
	(In thousands, except per share amount)
Increase (decrease) in operating income	$(16,111)	$1,097	$3,207
Increase (decrease) in net income	(11,808)	777	2,119
Increase (decrease) in earnings per diluted share	$(0.12)	$0.01	$0.02

Average LIFO cost per barrel of our refined products and crude oil and other raw materials inventories as of December 31, 2015 and 2014, was as follows:

	December 31,
	2015			2014
	Barrels	LIFO Cost	Average LIFO Cost Per Barrel	Barrels	LIFO Cost	Average LIFO Cost Per Barrel
	(In thousands, except cost per barrel)
Refined products	3,536	$259,722	$73.45	3,707	$283,333	$76.43
Crude oil and other	6,490	391,237	60.28	5,577	355,470	63.74
	10,026	$650,959	64.93	9,284	$638,803	68.81